Schedule of Error Corrections and Prior Period Adjustments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total assets	$ 28,625		$ 23,971	24,598
Accumulated deficit	(289,924)		(279,549)	(249,504)
Total Stockholders' deficit	(34,370)		(25,894)	(27,065)
Research and development expenses	3,296	$ 5,844	17,688	29,835
Loss from operations	(7,329)	(11,672)	(36,165)	(54,475)
Net loss available to common stockholders	(10,375)	(13,206)	(30,045)	(59,363)
Net loss attributable to common stockholders	$ (11,087)	$ (14,007)	$ (33,233)	$ (63,602)
Net loss per share, basic	$ (0.39)	$ (0.60)	$ (1.31)	$ (6.77)
Net loss per share, diluted	$ (0.39)	$ (0.60)	$ (1.31)	$ (6.77)
Depreciation and amortization		$ 175		$ 684
Loss on impairment of intangible assets
Net cash used in operating activities	$ (4,499)	(10,867)	$ (40,843)	(50,578)
Cash paid for intellectual property and licenses
Net cash used in investing activities	$ (714)	$ (66)	$ (345)	$ (1,588)
Weighted average common shares outstanding, basic	28,527,453	23,323,045	25,331,753	9,395,748
Weighted average common shares outstanding, diluted	28,527,453	23,323,045	25,331,753	9,395,748
Previously Reported [Member]
Intangible assets, net				$ 1,127
Total assets				25,725
Accumulated deficit				(248,377)
Total Stockholders' deficit				(25,938)
Research and development expenses		$ 5,857		29,510
Loss from operations		(11,685)		(54,150)
Net loss available to common stockholders		(13,219)		(59,038)
Net loss attributable to common stockholders		$ (14,020)		$ (63,277)
Net loss per share, basic		$ (0.60)		$ (6.73)
Net loss per share, diluted		$ (0.60)		$ (6.73)
Depreciation and amortization		$ 188		$ 702
Loss on impairment of intangible assets				190
Net cash used in operating activities		$ (10,867)		(50,045)
Cash paid for intellectual property and licenses				(533)
Net cash used in investing activities				(2,121)
Weighted average common shares outstanding, basic		23,323,045
Weighted average common shares outstanding, diluted		23,323,045
Revision of Prior Period, Error Correction, Adjustment [Member]
Intangible assets, net				(1,127)
Total assets				(1,127)
Accumulated deficit				(1,127)
Total Stockholders' deficit				(1,127)
Research and development expenses		$ (13)		325
Loss from operations		13		(325)
Net loss available to common stockholders		13		(325)
Net loss attributable to common stockholders		$ 13		$ (325)
Net loss per share, basic				$ (0.04)
Net loss per share, diluted				$ (0.04)
Depreciation and amortization		$ (13)		$ (18)
Loss on impairment of intangible assets				(190)
Net cash used in operating activities				(533)
Cash paid for intellectual property and licenses				533
Net cash used in investing activities				$ 533
Weighted average common shares outstanding, basic		23,323,045
Weighted average common shares outstanding, diluted		23,323,045